REVENUES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

Disaggregation of revenue

	Nine months ended		Three months ended
	September 30,		September 30,
	2024	2023	2024	2023
	USD in thousands		USD in thousands
Development Services (*)	843	317	548	105
Products	1,817	770	744	5
Total Revenues	2,660	1,087	1,292	110

(*)

During the second quarter of 2022, the Company completed the development of a customer-specific project for a Fortune 500 multinational healthcare corporation and moved from the development phase of the project to its production phase. As a result, during the nine months ended September 30, 2024, the Company recognized development services revenues in the amount of $317 thousand and related development costs previously deferred in the amount of $180 thousand. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at seven years.

In addition, the Company recognized product revenues of $1,731 thousand during the nine months ended September 2024 from the sale of units of the product developed in the context of these development services.

During the nine months ended September 30, 2024 the Company recognized development services revenues in the amount of $526 thousand from development and customization contracts in which the performance obligation is satisfied over time.

	Year ended on December 31,
	2023	2022
	USD in thousands
Development Services (customer A) (*)	422	317
Products	2,611	348
Revenue	3,033	665

(*)

During the second quarter of 2022, the Company completed the development of to a customer-specific project for a Fortune 500 multinational healthcare corporation (“Customer A”) and moved from the development phase of the project to its production phase. As a result, during the year ended December 31, 2023, the Company recognized development services revenues and related development costs that had been previously deferred, in the amounts of $422 thousand and $239 thousand, respectively. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at 7 years.

In addition, following the commencement of the production phase, the Company recognized product revenues of $2,514 thousands during the year ended December 31, 2023 from the sale of units of the product developed in the context of these development services.

SCHEDULE OF REVENUES WITHIN GEOGRAPHIC AREAS	The following is a summary of revenues within geographic areas:
	Year ended on December 31,
	2023	2022
	USD in thousands
United States	2,983	553
United Kingdom	4	65
Israel	27	-
Other	19	47
	3,033	665

SCHEDULE OF MAJOR CUSTOMER BREAKDOWN OF COMPANY’S REVENUE

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constituted at least 10% of total revenues in a certain year):

	Year ended on
	December 31,
	2023	2022
	USD in thousands
Customer A	2,977	538

Customer B	-	65

SCHEDULE OF CONTRACT FULFILLMENT ASSETS AND CONTRACT LIABILITIES

The Company’s contract fulfillment assets and contract liabilities as of September 30, 2024, and December 31, 2023, were as follows:

	September 30,	December 31,
	2024	2023
	USD in thousands
Contract fulfillment assets	1,123	1,256
Contract liabilities	2,094	2,322

Contract liabilities include deferred service and advance payments.

The change in contract fulfillment assets:

	September 30,	December 31,
	2024	2023
	USD in thousands
Balance at beginning of the period	1,256	1,495
Contract costs deferred during the period	47
Contract costs recognized during the period	(180)	(239)
Balance at end of the period	1,123	1,256

The change in contract liabilities:

	September 30,	December 31,
	2024	2023
	USD in thousands
Balance at beginning of the period	2,322	3,644
Revenue deferred during the period	161	-
Revenue recognized during the period	(389)	(1,322)
Balance at end of the period	2,094	2,322

	December 31,
	2023	2022
	USD in thousands
Contract fulfillment assets	1,256	1,495
Contract liabilities	2,322	3,644

The change in contract fulfillment assets:

	December 31,
	2023	2022
	USD in thousands

Balance at beginning of year	1,495	1,675
Contract costs recognized during the period	(239)	(180)
Balance at end of year	1,256	1,495

The change in contract liabilities:

	December 31,
	2023	2022
	USD in thousands

Balance at beginning of year	3,644	2,420
Deferred revenue relating to new sales	-	1,613
Revenue recognized during the year	(1,322)	(389)
Balance at end of year	2,322	3,644